Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

November 30, 2020

PHR-QTLY-0121
1.810707.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Biotechnology - 17.6%
Biotechnology - 17.6%
Acceleron Pharma, Inc. (a)	128,800	$15,207,416
Amgen, Inc.	137,400	30,508,296
Argenx SE (a)	17,400	4,983,924
Ascendis Pharma A/S sponsored ADR (a)	51,300	8,655,849
Atea Pharmaceuticals, Inc.	39,800	1,326,136
Athenex, Inc. (a)(b)	166,800	2,273,484
BioNTech SE ADR (a)(b)	50,148	6,230,388
Blueprint Medicines Corp. (a)	80,300	8,678,824
ChemoCentryx, Inc. (a)	6,400	352,960
Galapagos Genomics NV sponsored ADR (a)	36,900	4,524,309
Generation Bio Co. (b)	16,738	807,106
Generation Bio Co.	7,473	356,745
Global Blood Therapeutics, Inc. (a)(b)	75,000	3,443,250
Innovent Biologics, Inc. (a)(c)	469,500	3,083,710
Kalvista Pharmaceuticals, Inc. (a)	99,000	1,852,290
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	369,927
Magenta Therapeutics, Inc. (a)	97,400	696,410
Mersana Therapeutics, Inc. (a)	142,000	3,618,160
Mirati Therapeutics, Inc. (a)	7,300	1,736,305
Moderna, Inc. (a)	26,800	4,093,432
Olivo Labs (a)(d)(e)	6,851	0
PTC Therapeutics, Inc. (a)	136,600	8,547,062
Sarepta Therapeutics, Inc. (a)	36,341	5,118,993
Springworks Therapeutics, Inc. (a)	44,500	2,912,080
Translate Bio, Inc. (a)(b)	166,848	3,707,363
uniQure B.V. (a)	128,800	6,192,704
Vertex Pharmaceuticals, Inc. (a)	78,800	17,946,700
Xencor, Inc. (a)	49,568	2,097,718
		149,321,541
Health Care Equipment & Supplies - 1.9%
Health Care Equipment - 1.9%
Becton, Dickinson & Co.	46,700	10,967,028
Boston Scientific Corp. (a)	149,600	4,959,240
		15,926,268
Health Care Supplies - 0.0%
Kangji Medical Holdings Ltd.	200,500	395,151

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		16,321,419

Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Bruker Corp.	116,900	5,916,309
Sartorius Stedim Biotech	9,400	3,389,374
		9,305,683
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	3,333	57,994
Pharmaceuticals - 77.7%
Pharmaceuticals - 77.7%
AstraZeneca PLC sponsored ADR	1,699,800	89,987,413
Axsome Therapeutics, Inc. (a)(b)	43,400	3,146,066
Bausch Health Cos., Inc. (Canada) (a)	535,300	9,937,694
Bristol-Myers Squibb Co.	1,295,680	80,850,432
Catalent, Inc. (a)	75,400	7,248,956
Elanco Animal Health, Inc. (a)	172,400	5,273,716
Eli Lilly & Co.	416,961	60,730,370
GlaxoSmithKline PLC sponsored ADR	348,300	12,813,957
Harmony Biosciences Holdings, Inc.	133,077	5,467,801
Horizon Therapeutics PLC (a)	316,100	22,262,923
Intra-Cellular Therapies, Inc. (a)	107,000	2,529,480
Johnson & Johnson	337,850	48,880,138
Merck & Co., Inc.	515,936	41,476,095
Nektar Therapeutics (a)(b)	368,233	6,035,339
Novartis AG sponsored ADR	441,496	40,101,082
Perrigo Co. PLC	230,400	11,109,888
Reata Pharmaceuticals, Inc. (a)(b)	55,300	8,447,075
Richter Gedeon PLC	157,700	3,736,343
Roche Holding AG (participation certificate)	178,966	58,780,858
Royalty Pharma PLC	14,900	634,740
Sanofi SA sponsored ADR	1,581,722	79,402,444
UCB SA	200,100	21,413,244
Zoetis, Inc. Class A	245,300	39,341,214
Zogenix, Inc. (a)	800	17,144
		659,624,412
TOTAL COMMON STOCKS
(Cost $590,163,585)		834,631,049

Convertible Preferred Stocks - 0.0%
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (d)(e)
(Cost $82,370)	200	96,458

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.09% (f)	14,981,301	14,984,297
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	27,218,736	27,221,458
TOTAL MONEY MARKET FUNDS
(Cost $42,205,755)		42,205,755
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $632,451,710)		876,933,262
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(28,013,595)
NET ASSETS - 100%		$848,919,667

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,083,710 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,458 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$82,370
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,130
Fidelity Securities Lending Cash Central Fund	58,783
Total	$77,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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